Property and Equipment, Net (Details) - Schedule of composition property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost
Total cost	$ 2,262	$ 1,011
Less - accumulated depreciation
Less - accumulated depreciation, Total	906	298
Property and Equipment, Net	1,356	713
Consoles and equipment [Member]
Cost
Total cost	1,524	567
Less - accumulated depreciation
Less - accumulated depreciation, Total	443	119
Computers and software [Member]
Cost
Total cost	404	211
Less - accumulated depreciation
Less - accumulated depreciation, Total	323	114
Office furniture and equipment [Member]
Cost
Total cost	127	100
Less - accumulated depreciation
Less - accumulated depreciation, Total	48	37
Leasehold improvements [Member]
Cost
Total cost	207	133
Less - accumulated depreciation
Less - accumulated depreciation, Total	$ 92	$ 28